Contents of Significant Accounts - Purpose for Repurchase and Changes in Treasury Stock (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [Abstract]
Beginning balance	400,000	333,814
Increase	0	200,000
Decrease	0	133,814
Ending balance	400,000	400,000